SCHEDULE OF PREPAYMENT OF DEBT NOTE (Details)	12 Months Ended
May 31, 2021
Under Thirty [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Frequency of Periodic Payment	115% of Principal Amount (as hereinafter defined) so paid
Debt Instrument, Interest Rate, Stated Percentage	115.00%
Thirty One To Sixty [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Frequency of Periodic Payment	120% of Principal Amount so paid
Debt Instrument, Interest Rate, Stated Percentage	120.00%
Sixty One To Ninety [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Frequency of Periodic Payment	125% of Principal Amount so paid
Debt Instrument, Interest Rate, Stated Percentage	125.00%
Ninety One To One Eighteen [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Debt Instrument, Frequency of Periodic Payment	135% of Principal Amount so paid
Debt Instrument, Interest Rate, Stated Percentage	135.00%